Shareholder Fees {- Fidelity Mid Cap Value Index Fund}	Aug. 28, 2021 USD ($)
06.30 Fidelity Growth & Value Cap Index Funds Combo PRO-02 | Fidelity Mid Cap Value Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none